Share Capital (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Share Capital [Abstract]
Schedule of share capital
	Authorized	Issued and outstanding at
	December 31, 2021	December 31, 2021	December 31, 2020
	Number of shares
Common shares of no par value	Unlimited	194,805,893	88,939,359

Schedule of outstanding warrants
	2021		2020
	Number of	Weighted average exercise	Number of	Weighted average exercise
	warrants	price (USD)	warrants	price (USD)
Outstanding, January 1,	6,052,918	$0.41	6,716,668	$0.44
Granted	40,332,368	3.36	336,250	0.40
Exercised	(26,957,489)	3.43	(1,000,000)	0.40
Outstanding, December 31,	19,427,797	$4.16	6,052,918	$0.41

Schedule of black Scholes model and the inputs below were used in determining the values of the warrants
	Remeasurement on settlement of warrant liability
Exercise date	January 7, 2021	January 25, 2021	February 11, 2021
Dividend yield (%)	—	—	—
Expected share price volatility (%)	131%	138%	136%
Risk-free interest rate (%)	0.25%	0.25%	0.25%
Expected life of warrants (years)	0.92	0.42	0.71
Share price (CAD)	3.00	3.25	4.40
Exercise price (CAD)	0.51	0.39	0.51
Fair value of warrants (USD)	—	—	—
Quantity of warrants exercised	250,000	1,666,667	916,667

	Initial recognition	Remeasurement on settlement of warrant liability
Measurement date	January 7, 2021	February 16, 2021	February 22, 2021	February 26, 2021
Dividend yield (%)	—	—	—	—
Expected share price volatility (%)	132%	137%	141%	141%
Risk-free interest rate (%)	0.25%	0.25%	0.25%	0.25%
Expected life of warrants (years)	0.5	0.38	0.38	0.38
Share price (CAD)	2.50	4.67	6.55	5.45
Exercise price (CAD)	2.75	2.75	2.75	2.75
Fair value of warrants (USD)	0.65	1.88	3.24	2.44
Quantity of warrants exercised	8,888,889	888,889	5,000,000	3,000,000

Schedule of company private placements
Closing Date	January 7, 2021		January 14, 2021		February 10, 2021		May 20, 2021
Gross proceeds (CAD)	20,000,000		20,000,000		40,000,000		75,000,000
Common shares issued	8,888,889		5,586,593		11,560,695		14,150,944
Warrants issued*	8,888,889		5,586,593		11,560,695		10,613,208
Warrant strike price	2.75	CAD	3.10	USD	3.01	USD	4.87	USD
Warrant life (years)	3		3.5		3.5		3
Commission paid	8%		8%		8%		8%
Broker warrants issued*	711,111		446,927		924,586		1,132,076
Broker warrant strike price	2.81	CAD	3.53	USD	3.39	USD	5.49	USD
Broker warrant life (years)	3		3.5		3.5		3